COMMITMENTS AND CONTINGENCIES - Operating lease accounting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Operating lease cost
Amortization of leased assets	$ 844,671
Interest on lease liabilities	1,618,331
Net lease cost	$ 2,463,002
Lease Term and Discount Rate
Weighted-average remaining lease term (years) - Operating leases	20 years
Weighted-average discount rate (%) - Operating leases	7.11%
Other information
Cash paid for amount included in the measurement of lease liabilities: Operating cash flows from operating leases	$ 2,017,891
Future minimum payments required under the operating lease
2021	2,593,855
2022	1,815,179
2023	2,184,529
2024	1,768,723
2025	1,875,706
2026 and later	30,952,728
Total minimum lease payments	41,190,720
Less: Amount representing interest	(18,687,222)
Present value of net minimum lease payments	22,503,498
Current portion	1,092,797	$ 452,740
Non-current portion	$ 21,410,701	$ 22,887,949
Minimum
Lessee, Lease, Description [Line Items]
Initial term of the lease	3 years
Initial term of some leases	35 years
Renewal term of the lease	1 year
Maximum
Lessee, Lease, Description [Line Items]
Initial term of the lease	25 years
Renewal term of the lease	5 years